Stockholder's Equity (FY) (Details) - $ / shares	Apr. 03, 2019	Sep. 30, 2019
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	1,000	1,000
Common stock, shares issued (in shares)	1,000	1,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares outstanding (in shares)	1,000	1,000
OneWater LLC [Member]
Stockholders' Equity [Abstract]
Number of shares issued (in shares)	1,000
Offering price of shares (in dollars per share)	$ 10.00